UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 12b-25

                        NOTIFICATION OF LATE FILING
                                                          SEC FILE NUMBER
                                                            333-120688

                                                            CUSIP NUMBER
                                                                None


(Check One): [ ]Form 10-K  [ ]Form 20-F [ ]Form 11-K [X]Form 10-Q
[ ]Form 10-D [ ]Form N-SAR  [ ]Form N-CSR

For Period Ended:  June 30, 2005

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
    For the Transition Period Ended: __________________

___________________________________________________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or
Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
___________________________________________________________________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

________________________________________________________________________


PART I - REGISTRANT INFORMATION

American TonerServ Corp.
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Full Name of Registrant

475 Aviation Blvd., Suite 100
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Address of Principal Executive Office (Street and Number)

Santa Rosa, CA  95053
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City, State and Zip Code


PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)




     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion hereof, will be filed on or before the fifteenth calendar day following the prescribed due date;
[X] or the subject quarterly report of transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule12b-25 has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-
K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The registrant experienced delays in obtaining certain documentation required to complete its financial statements for the quarter ended June 30, 2005. As a result of this delay, the registrant has been unable to complete the review of its financial statements for the quarter ended June 30, 2005 and the due diligence required to provide the required certifications under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 prior to the current due date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

     Bryan Klinger                     800                  304-4156
-----------------------            -----------          ------------------
        (Name)                     (Area Code)          (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the Registrant was required to file such reports) been filed?
If answer is no, identify report(s). [X]Yes   [ ] No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report
or portion thereof?   [ ]Yes   [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


NARRATIVE AND QUALITATIVE EXPLANATION OF THE ANTICIPATED CHANGE:

N/A




                         AMERICAN TONERSERV CORP.
                -------------------------------------------
               (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: September 27, 2005     By: /s/ Bryan Klinger
                                 Bryan Klinger
                                 Chief Executive Officer